BRUCE FEUCHTER 949.725.4123 F E U C H T E R @ S Y C R.C O M	STRADLING YOCCA CARLSON & RAUTH, P.C. 660 NEWPORT CENTER DRIVE, SUITE 1600 NEWPORT BEACH, CA 92660-6422 SYCR.COM	NEWPORT BEACH RENO SAN DIEGO SACRAMENTO SAN FRANCISCO SANTA BARBARA SANTA MONICA

August 9, 2013

CONFIDENTIAL SUBMISSION

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE

Washington, DC 20549

RE: Confidential Submission of Tandem Diabetes Care, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Tandem Diabetes Care, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012 and Section 24(b)(2) of the Securities Exchange Act of 1934 for non-public review by the Staff of the U.S. Securities and Exchange Commission prior to the public filing of the Registration Statement.

If you have any questions with respect to this confidential submission, please call me at (949) 725-4123.

Sincerely,

Enclosure

cc:	Kim D. Blickenstaff, President and Chief Executive Officer, Tandem Diabetes Care, Inc. Alejandro E. Camacho, Esq., Clifford Chance US LLP